Depreciation (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment	[1]	$ 102,884	$ 92,663	$ 75,075
Oil and gas properties [Member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment		83,276	72,130	57,725
Machinery [member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment		16,708	17,958	14,558
Furniture and Fixtures [Member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment		2,096	1,579	1,948
Buildings [member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment	[1]	804	996	844
Productive Land [Member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment		99,984	90,088	72,283
Administrative Assets [Member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment	[1]	$ 2,900	$ 2,575	$ 2,792

[1]	Depreciation without considering capitalized costs for oil stock included in Inventories nor depreciation of right-of-use assets.